RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2015
Related Party Transactions [Table Text Block]
	July 31, 2015	July 31, 2014
Rental fees:
LuckSky Group	166,443	33,253
Sanhe Dong Yi (Capital lease payable)	$262,996	$52,542

Purchase Fixed assets:
Kelitai	$-	$1,235,667

Borrowings:
LuckSky Group	-	1,242,198
Sanhe Dong Yi	$-	$160,865

Prepaid expenses on behalf of the company:
Kelitai	-	1,510
Zhou Deng Rong	627,129	354,112

Total	$1,056,568	$3,080,147